SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES OF WELLS FARGO ADVANTAGE INCOME FUNDS For the Wells Fargo Advantage International Bond Fund (the "Fund")
(Wells Fargo Advantage International Bond Fund)
Effective immediately, the following footnote is added to "Total Annual Fund Operating Expenses After Fee Waiver" in the table entitled "Annual Fund Operating Expenses":

Effective December 1, 2012, the Adviser has committed through February 28, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Class A	Class B	Class C	Administrator Class	Institutional Class
1.03%	1.78%	1.78%	0.85%	0.70%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After February 28, 2015, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES OF WELLS FARGO ADVANTAGE INCOME FUNDS For the Wells Fargo Advantage International Bond Fund (the "Fund")
(Wells Fargo Advantage International Bond Fund)
Effective immediately, the following footnote is added to "Total Annual Fund Operating Expenses After Fee Waiver" in the table entitled "Annual Fund Operating Expenses":

Effective December 1, 2012, the Adviser has committed through February 28, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Class A	Class B	Class C	Administrator Class	Institutional Class
1.03%	1.78%	1.78%	0.85%	0.70%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After February 28, 2015, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 12, 2012
Registrant Name	dei_EntityRegistrantName	Wells Fargo Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 12, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES OF WELLS FARGO ADVANTAGE INCOME FUNDS For the Wells Fargo Advantage International Bond Fund (the "Fund")
(Wells Fargo Advantage International Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock	Effective immediately, the following footnote is added to "Total Annual Fund Operating Expenses After Fee Waiver" in the table entitled "Annual Fund Operating Expenses":
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Effective December 1, 2012, the Adviser has committed through February 28, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Class A	Class B	Class C	Administrator Class	Institutional Class
1.03%	1.78%	1.78%	0.85%	0.70%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After February 28, 2015, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.